Leases (Schedule of components of lease expense and supplemental cash flow information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of lease expense
Operating Lease, Cost	$ 4,298	$ 4,014	$ 4,428
Short-term lease cost	60	62	52
Variable lease cost	255	185	99
Total lease expenses	4,613	4,261	4,579
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	3,950	3,913	4,497
Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$ 2,471	$ 3,503	$ 1,300